Consolidated Statement of Changes in Equity - GBP (£) £ in Millions	Total	Share Capital [member]	Share premium [member]	Other Equity Instruments [member]	Other Reserves Available-For-Sale [member]	Other Reserves Fair Value Reserves [member]	Other Reserves Cash Flow Hedging [member]	Other Reserves Currency Translation [member]	Retained Earnings [member] [1]	Total [member]	Non-Controlling Interests [member]
Beginning balance at Dec. 31, 2016	£ 15,453	£ 3,119	£ 5,620	£ 1,785	£ 48		£ 471	£ 5	£ 4,255	£ 15,303	£ 150
Profit after tax	741								730	730	11
Other comprehensive income, net of tax:
- Available-for-sale securities	19				19					19
- Cash flow hedges	(124)						(124)			(124)
- Pension remeasurement	59								58	58	1
- Own credit adjustment	(17)								(17)	(17)
Total comprehensive income	678				19		(124)		771	666	12
Issue of AT1 Capital Securities	496			496						496
Dividends on ordinary shares	(323)								(323)	(323)
Dividends on preference shares and other equity instruments	(80)								(80)	(80)
Tax on other equity instruments	26								26	26
Ending balance at Jun. 30, 2017	16,250	3,119	5,620	2,281	67		347	5	4,649	16,088	162
Beginning balance at Dec. 31, 2017	16,205	3,119	5,620	2,281	68		228	5	4,732	16,053	152
Adjustment for the adoption of IFRS 9 (see Note 1)	(192)				(68)	£ 63			(187)	(192)
Ending balance at Jan. 01, 2018	16,013	3,119	5,620	2,281		63	228	5	4,545	15,861	152
Beginning balance at Dec. 31, 2017	16,205	3,119	5,620	2,281	£ 68		228	5	4,732	16,053	152
Profit after tax	649								637	637	12
Other comprehensive income, net of tax:
- Fair value reserve (debt instruments)	(21)					(21)				(21)
- Cash flow hedges	(85)						(85)			(85)
- Pension remeasurement	397								396	396	1
- Own credit adjustment	(23)								(23)	(23)
Total comprehensive income	917					(21)	(85)		1,010	904	13
Other	(45)								(45)	(45)
Dividends on ordinary shares	(250)								(250)	(250)
Dividends on preference shares and other equity instruments	(90)								(90)	(90)
Tax on other equity instruments	24								24	24
Ending balance at Jun. 30, 2018	£ 16,569	£ 3,119	£ 5,620	£ 2,281		£ 42	£ 143	£ 5	£ 5,194	£ 16,404	£ 165

[1]	Restated to reflect the change in accounting policy relating to business combinations between entities under common control, as described in Note 1 to the Consolidated Financial Statements in the 2017 Annual Report.